Post-employment benefits for associates (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 22,179	$ 23,210
Current service cost	336	378
Interest cost	330	321
Past service cost and settlements	(168)	(1)
Administrative expenses	24	26
Remeasurement losses/(gains) arising from changes in financial assumptions	1,791	(567)
Remeasurement (gains) arising from changes in demographic assumptions	(193)	5
Experience-related remeasurement losses/(gains)	184	264
Currency translation effects	283	(374)
Benefit payments	(1,256)	(1,263)
Contributions of associates	169	169
Effect of acquisitions, divestments or transfers	49	11
Benefit obligation at end of period	23,066	22,179
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	18,838	20,275
Interest income	257	249
Return on plan assets excluding interest income	1,656	(805)
Currency translation effects	304	(310)
Novartis Group contributions	420	520
Contributions of associates	(169)	(169)
Settlements	(193)	(3)
Benefit payments	(1,256)	(1,263)
Effect of acquisitions, divestments or transfers	39	6
Fair value of plan assets at end of period	19,810	18,838
Funded status	3,256	3,341
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(68)	(89)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	7	25
Interest income on limitation of fund surplus	(4)	(4)
Limitation on recognition of fund surplus at end of period	(65)	(68)
Net liability in the balance sheet at end of period	(3,321)	(3,409)	$ (3,024)
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	1,073	1,115
Current service cost	13	34
Interest cost	29	39
Remeasurement losses/(gains) arising from changes in financial assumptions	76	(31)
Remeasurement (gains) arising from changes in demographic assumptions	(9)	1
Experience-related remeasurement losses/(gains)	(22)	(32)
Currency translation effects		(7)
Benefit payments	(30)	(46)
Effect of acquisitions, divestments or transfers	1
Benefit obligation at end of period	746	1,073
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	119	162
Interest income	3	5
Return on plan assets excluding interest income	10	(8)
Novartis Group contributions	74	6
Benefit payments	(30)	(46)
Effect of acquisitions, divestments or transfers	(2)
Fair value of plan assets at end of period	134	119
Funded status	612	954
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	(612)	(954)	(953)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	(662)
Benefit obligation at end of period		(662)
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	(424)
Fair value of plan assets at end of period		(424)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period		238	0
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	(385)
Benefit obligation at end of period		(385)
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	$ (40)
Fair value of plan assets at end of period		(40)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period		$ 345	$ 0